SHORT-TERM BANK BORROWINGS (Details Narrative)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Weighted average interest rate	2.18%	3.62%	3.99%